PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 27, 2013
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of December 27, 2013 and December 28, 2012 (in thousands):

	Successor
	December 27, 2013	December 28, 2012
Vendor rebates receivable	$25,657	$21,072
Prepaid insurance	3,214	2,866
Prepaid rent	2,218	2,168
Other	9,847	6,878
	$40,936	$32,984